Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable, net

Note 5 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Accounts receivable	85,215,404	14,431,613	2,037,586
Less: allowance for doubtful accounts	(4,862,941)	(4,588,786)	(647,886)
Accounts receivable, net	80,352,463	9,842,827	1,389,700

The following table summarizes the changes in allowance for doubtful accounts:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Beginning balance	1,886,467	4,862,941	705,060
Provision for doubtful accounts	2,976,474	274,155	38,708
Exchange rate difference	-	-	(95,882)
Ending balance	4,862,941	4,588,786	647,886

Allowance for doubtful accounts net for the years ended December 31, 2022 and 2023 amounted to RMB 4.9 million and RMB 4.6 million, respectively.